Non-current assets held for sale - Schedule Of Impairment Loss On Non Current Assets Held For Sale (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ (990,686)	$ (539,384)
Real estate held for sale - Fisherton | Real estate
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ (990,686)	$ (539,384)